Going Concern Evaluation (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 27, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Cash and cash equivalents		$ 114,053	$ 95,865	$ 70,834
Net losses		79,589	$ 270,901
Long-term Debt, Gross		$ 221,400
Debt reduction	$ 186,100
Scenario, Plan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 30,000